IFRS 7 Disclosure - Liquidity and Funding Risk - Summary of Contractual Maturities of Financial Liabilities and Off-Balance Sheet Items - Undiscounted Basis (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Deposits	$ 886,005	$ 836,197
Acceptances	18,091	15,662
Obligations related to securities sold short	35,069	32,247
Obligations related to assets sold under repurchase agreements and securities loaned	226,586	206,814
Other liabilities	58,137	53,122
Subordinated debentures	9,815	9,131
Undiscounted basis [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Deposits	885,869	838,277
Acceptances	18,091	15,662
Obligations related to securities sold short	35,125	32,222
Obligations related to assets sold under repurchase agreements and securities loaned	226,573	206,814
Other liabilities	41,753	38,502
Subordinated debentures	9,815	9,131
Financial liabilities	1,217,226	1,140,608
Off-balance sheet items	286,959	283,929
Total financial liabilities and off-balance sheet items	1,504,185	1,424,537
Undiscounted basis [member] | Financial guarantees [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	16,608	15,502
Undiscounted basis [member] | Lease commitments [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	6,175	5,810
Undiscounted basis [member] | Commitments to extend credit [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	264,176	262,617
On demand [member] | Undiscounted basis [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Deposits	406,042	382,847
Obligations related to assets sold under repurchase agreements and securities loaned	5,977	7,240
Other liabilities	617	1,753
Financial liabilities	412,636	391,840
Off-balance sheet items	242,629	239,560
Total financial liabilities and off-balance sheet items	655,265	631,400
On demand [member] | Undiscounted basis [member] | Financial guarantees [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	16,608	15,502
On demand [member] | Undiscounted basis [member] | Commitments to extend credit [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	226,021	224,058
Under 1 year [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Deposits	719,933	669,682
Acceptances	18,091	15,657
Obligations related to securities sold short	32,668	29,725
Obligations related to assets sold under repurchase agreements and securities loaned	226,582	206,813
Other liabilities	41,612	36,906
Subordinated debentures	1,999	103
Under 1 year [member] | Undiscounted basis [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Deposits	315,398	287,928
Acceptances	18,091	15,657
Obligations related to securities sold short	35,125	32,222
Obligations related to assets sold under repurchase agreements and securities loaned	220,592	199,574
Other liabilities	31,794	28,568
Subordinated debentures		103
Financial liabilities	621,000	564,052
Off-balance sheet items	38,953	39,312
Total financial liabilities and off-balance sheet items	659,953	603,364
Under 1 year [member] | Undiscounted basis [member] | Lease commitments [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	805	784
Under 1 year [member] | Undiscounted basis [member] | Commitments to extend credit [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	38,148	38,528
1 to 2 years [member] | Undiscounted basis [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Deposits	50,218	52,108
Acceptances		5
Obligations related to assets sold under repurchase agreements and securities loaned	4
Other liabilities	190	98
Financial liabilities	50,412	52,211
Off-balance sheet items	725	697
Total financial liabilities and off-balance sheet items	51,137	52,908
1 to 2 years [member] | Undiscounted basis [member] | Lease commitments [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	719	695
1 to 2 years [member] | Undiscounted basis [member] | Commitments to extend credit [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	6	2
2 years to 5 years [member] | Undiscounted basis [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Deposits	83,651	91,154
Other liabilities	640	383
Subordinated debentures	316	318
Financial liabilities	84,607	91,855
Off-balance sheet items	1,620	1,546
Total financial liabilities and off-balance sheet items	86,227	93,401
2 years to 5 years [member] | Undiscounted basis [member] | Lease commitments [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	1,619	1,517
2 years to 5 years [member] | Undiscounted basis [member] | Commitments to extend credit [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	1	29
Over 5 years [member] | Undiscounted basis [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Deposits	30,560	24,240
Other liabilities	8,512	7,700
Subordinated debentures	9,499	8,710
Financial liabilities	48,571	40,650
Off-balance sheet items	3,032	2,814
Total financial liabilities and off-balance sheet items	51,603	43,464
Over 5 years [member] | Undiscounted basis [member] | Lease commitments [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	$ 3,032	$ 2,814